Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	$ 200.6	$ 161.5
Accumulated depreciation	(97.8)	(83.4)
Right-of-use asset	102.8	78.1
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	78.1
Acquisitions through business combinations	4.3
Additions	38.2
Dispositions	(1.0)
Depreciation	(16.8)
Net carrying amount, end of year	102.8	78.1
Sublease income	3.7	3.6
Other Income (Loss)
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Sublease income	3.7
Office
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	124.8	121.9
Accumulated depreciation	(65.1)	(55.4)
Right-of-use asset	59.7	66.5
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	66.5
Acquisitions through business combinations	3.0
Additions	0.8
Dispositions	(0.1)
Depreciation	(10.5)
Net carrying amount, end of year	59.7	66.5
Fleet Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	37.2	28.5
Accumulated depreciation	(23.0)	(20.4)
Right-of-use asset	14.2	8.1
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	8.1
Acquisitions through business combinations	0.6
Additions	10.6
Dispositions	(0.9)
Depreciation	(4.2)
Net carrying amount, end of year	14.2	8.1
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	38.6	11.1
Accumulated depreciation	(9.7)	(7.6)
Right-of-use asset	28.9	3.5
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	3.5
Acquisitions through business combinations	0.7
Additions	26.8
Dispositions	0.0
Depreciation	(2.1)
Net carrying amount, end of year	$ 28.9	$ 3.5